26. Net revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Net operational revenue	R$ 17,377,194	R$ 16,981,329	R$ 16,233,959
Gross operating revenue	25,182,831	24,232,404	22,611,074
Service revenue	23,820,343	23,065,648	21,433,515
Service revenue - Mobile	22,145,033	21,531,779	20,147,585
Service revenue - Landline	1,675,310	1,533,869	1,285,930
Goods sold	1,362,488	1,166,756	1,177,559
Deductions from gross revenue	(7,805,637)	(7,251,075)	(6,377,115)
Taxes	(4,939,980)	(5,163,797)	(5,027,406)
Discounts given	(2,843,670)	(2,073,892)	(1,329,600)
Returns and other	R$ (21,987)	R$ (13,386)	R$ (20,109)